Assets and Liabilities Held for Sale - Summary of Assets and Liabilities Held for Sale (Detail) - KRW (₩) ₩ in Millions		Dec. 31, 2025	Dec. 31, 2024
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale		₩ 143,489	₩ 174,839
Liabilities included in disposal groups classified as held for sale		67,108	106,352
Right-of-use assets [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale			0
Deferred Tax Assets [Member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale			0
Disposal groups classified as held for sale [member] | Right-of-use assets [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale		2,646
Disposal groups classified as held for sale [member] | Deferred Tax Assets [Member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale		4,916
Disposal groups classified as held for sale [member] | Cash and cash equivalents [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	27,569	22,986
Disposal groups classified as held for sale [member] | Accounts receivable – trade and other, net [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	23,591	71,401
Disposal groups classified as held for sale [member] | Prepaid expenses [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	1,877	1,127
Disposal groups classified as held for sale [member] | Inventories, net [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	6,278	3,740
Disposal groups classified as held for sale [member] | Property and equipment, net [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	10,866	17,412
Disposal groups classified as held for sale [member] | Investment property, net [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	0	1,719
Disposal groups classified as held for sale [member] | Intangible assets, net [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	17,795	5,655
Disposal groups classified as held for sale [member] | Goodwill [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	0	2,516
Disposal groups classified as held for sale [member] | Financial instrument [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	45,003	10
Disposal groups classified as held for sale [member] | Defined benefit assets [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	1,981	7,601
Disposal groups classified as held for sale [member] | Advanced payments and others [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	80	17,559
Current Tax Liabilities [Member] | Disposal groups classified as held for sale [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale		4,495
Accounts payable – other [member] | Disposal groups classified as held for sale [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Liabilities included in disposal groups classified as held for sale	[1]	38,637	82,206
Withholdings [member] | Disposal groups classified as held for sale [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Liabilities included in disposal groups classified as held for sale	[1]	16,863	16,161
Lease liabilities [member] | Disposal groups classified as held for sale [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Liabilities included in disposal groups classified as held for sale	[1]	2,910	2,745
Contract liabilities [member] | Disposal groups classified as held for sale [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Liabilities included in disposal groups classified as held for sale	[1]	43	1,261
Provisions [member] | Disposal groups classified as held for sale [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Liabilities included in disposal groups classified as held for sale	[1]	275	1,924
Other current liabilities [member] | Disposal groups classified as held for sale [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Liabilities included in disposal groups classified as held for sale	[1]	3,885	1,904
Deferred tax liabilities [member] | Disposal groups classified as held for sale [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Liabilities included in disposal groups classified as held for sale	[1]	0	151
FU Credit information Co., Ltd [Member] | Associates [member] | Non-current assets held for sale [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale		0	11,138
Daekyo Wipoongdangdang Contents Korea Fund [Member] | Associates [member] | Non-current assets held for sale [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale		746	746
Digital Content Korea Fund [Member] | Financial assets at fair value through profit or loss, category [member] | Non-current assets held for sale [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale		0	3,395
Central Fusion Content Fund [Member] | Financial assets at fair value through profit or loss, category [member] | Non-current assets held for sale [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale		0	883
PI Cultural Innovation Fund [Member] | Financial assets at fair value through profit or loss, category [member] | Non-current assets held for sale [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale		0	818
Property and equipment [Member] | Non-current assets held for sale [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale		₩ 141	₩ 6,133

[1]	The Group decided to dispose of the shares of NATE Communications Corporation (formerly, SK Communications Co., Ltd.) and SK m&service Co., Ltd., the consolidated subsidiaries, and reclassified assets and liabilities of NATE Communications Corporation (formerly, SK Communications Co., Ltd.) and SK m&service Co., Ltd. as assets and liabilities held for sale.